Subsequent Events (Details)	12 Months Ended
Mar. 31, 2015
Subsequent Event [Line Items]
Date of agreement	Jun. 29, 2012
Medytox Solutions, Inc. [Member]
Subsequent Event [Line Items]
Date of agreement	Apr. 15, 2015